Turnover - Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income statement
Revenue from contracts with customers	R 289,996	R 268,955	R 201,100
Revenue from other contracts	(300)	3,791	810
Total turnover	289,696	272,746	201,910
Reduction in slate balance	1,200
Other (Technology, refinery services)
Income statement
Revenue from contracts with customers	1,626	2,550	2,288
Energy Business
Income statement
Revenue from contracts with customers	128,850	105,998	65,676
Energy Business | Coal
Income statement
Revenue from contracts with customers	6,386	6,370	2,025
Energy Business | Liquid fuels and crude oil
Income statement
Revenue from contracts with customers	115,311	93,044	58,265
Energy Business | Gas (methane rich and natural gas) and condensate
Income statement
Revenue from contracts with customers	7,153	6,584	5,386
Chemicals Business
Income statement
Revenue from contracts with customers	159,520	160,407	133,136
Chemicals Business | Advanced materials
Income statement
Revenue from contracts with customers	9,699	7,249	7,380
Chemicals Business | Base chemicals
Income statement
Revenue from contracts with customers	50,663	51,223	45,684
Chemicals Business | Essential care
Income statement
Revenue from contracts with customers	63,468	62,989	44,314
Chemicals Business | Performance solutions
Income statement
Revenue from contracts with customers	R 35,690	R 38,946	R 35,758